UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period:7/31/06

Item 1.  Reports to Stockholders.

Semi-Annual Report

July 31, 2006

1-800-672-9152

www.thebiondogroup.com

Distributed by Aquarius Fund Distributors, LLC

NASD Member

The Biondo Growth Fund
PORTFOLIO REVIEW
July 31, 2006 (Unaudited)

	% of	Top Ten	% of
Top Ten Holdings	Net Assets	Holdings by Industry	Net Assets
Amgen, Inc.	3.8%	Healthcare & Healthcare Products	11.5%
Medtronic, Inc.	3.7%	Diversified Financial Services	7.7%
J. P. Morgan Chase & Co.	3.4%	Biotechnology	6.6%
Stryker Corp.	3.0%	Oil & Gas	5.4%
Commerce Bancorp, Inc.	3.0%	Food & Beverage	5.1%
Johnson & Johnson	2.9%	Banks	4.5%
Genentech, Inc.	2.8%	Software	3.9%
Berkshire Hathaway, Inc.,		Insurance	2.7%
Class B	2.7%	Pharmaceuticals	2.5%
Pfizer, Inc.	2.5%	Electronics	2.3%
Hershey Foods Corp.	2.4%	Other, Cash & Cash Equivalents	47.8%
			100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund's holdings.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS
July 31, 2006 (Unaudited)
	Shares		Value
		COMMON STOCKS - 61.5%
		BANKS - 4.5%
	25,000	Commerce Bancorp, Inc.	$ 849,250
	6,000	Wells Fargo & Co.	434,040
			1,283,290

		BIOTECHNOLOGY - 6.6%
	15,500	Amgen, Inc.*	1,080,970
	10,000	Genentech, Inc.*	808,200
			1,889,170

		COMMERCIAL SERVICES - 1.7%
	10,000	Apollo Group, Inc. Class A*	473,200

		ELECTRONICS - 2.3%
	7,000	Garmin Ltd.	664,930

		FOOD & BEVERAGE - 5.1%
	15,000	Hain Celestial Group, Inc.*	324,000
	12,500	Hershey Foods Corp.	687,125
	7,000	PepsiCo, Inc.	443,660
			1,454,785

		DIVERSIFIED FINANCIAL SERVICES - 7.7%
	6,500	Affiliated Managers Group, Inc.*	595,075
	7,000	Franklin Resources, Inc.	640,150
	21,000	J.P. Morgan Chase & Co.	958,020
			2,193,245

		HEALTHCARE & HEALTHCARE PRODUCTS - 11.5%
	5,500	Intuitive Surgical, Inc.*	523,600
	13,000	Johnson & Johnson	813,150
	21,000	Medtronic, Inc.	1,060,920
	19,000	Stryker Corp.	864,690
			3,262,360

		INSURANCE - 2.7%
	250	Berkshire Hathaway, Inc. Class B*	761,750

	See accompanying notes to financial statements.

The Biondo Growth Fund
PORTFOLIO OF INVESTMENTS (Continued)
July 31, 2006 (Unaudited)
	Shares		Value
		INTERNET - 0.7%
	10,000	Netflix, Inc.*	$ 206,900

		MEDIA - 0.4%
	3,000	Comcast Corp., Special Class A *	102,840

		MISCELLANEOUS MANUFACTURING - 1.9%
	11,000	Ceradyne, Inc.*	537,790

		OIL & GAS - 5.4%
	10,000	Dresser-Rand Group, Inc.*	227,700
	6,000	Occidental Petroleum Corp.	646,500
	10,000	Schlumberger Ltd.	668,500
			1,542,700

		OFFICE FURNISHINGS - 1.0%
	10,000	Herman Miller, Inc.	284,100

		PHARMACEUTICALS - 2.5%
	27,500	Pfizer, Inc.	714,725

		SOFTWARE - 3.9%
	20,000	Activision, Inc.*	239,000
	10,000	Fair Isaac & Co., Inc.	337,800
	22,500	Microsoft Corp.	540,675
			1,117,475

		TELECOMMUNICATIONS - 1.8%
	23,000	Motorola, Inc.	523,480

		TRANSPORTATION - 1.8%
	11,000	C. H. Worldwide, Inc.	503,580

		TOTAL COMMON STOCKS (Cost $17,461,965)	17,516,320

	See accompanying notes to financial statements.

	The Biondo Growth Fund
	PORTFOLIO OF INVESTMENTS (Continued)
	July 31, 2006 (Unaudited)
	Shares		Value
		SHORT-TERM INVESTMENTS - 37.2%
		INVESTMENT COMPANIES - 8.1%
	1,300,000	BNY Hamilton Fund - Premier Class, 4.85%, 8/1/06**	$ 1,300,000
	1,000,000	Milestone Treasury Obligation Portfolio - Institutional Class, 4.77%, 8/1/06**	1,000,000
			2,300,000
	Principal
	Amount
		U.S. GOVERNMENT & AGENCY OBLIGATION - 29.1%
	$ 8,301,000	Federal Home Loan Bank, Discount Notes, 4.94%, 8/1/06	8,301,000

		TOTAL SHORT-TERM INVESTMENTS (Cost $10,601,000)	10,601,000

		TOTAL INVESTMENTS - 98.7% (Cost $28,062,965) (a)	$ 28,117,320
		OTHER ASSETS & LIABILITIES - 1.3%	364,564
		NET ASSETS - 100.0%	$ 28,481,884

(a)	Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of
	securities as follows:
	Unrealized appreciation $ 507,827
	Unrealized depreciation (453,472)
	Net unrealized appreciation $ 54,355

	Aggregate cost for federal income tax purposes is $28,062,965

*	Non-Income producing security.
**	Money market fund; interest rate reflects seven-day effective yield on July 31, 2006.

	See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF ASSETS AND LIABILITIES
July 31, 2006 (Unaudited)

ASSETS
Investment securities:
At cost	$ 28,062,965
At value	$ 28,117,320
Cash	562,958
Dividends and interest receivable	9,253
Receivable for Fund shares sold	500
TOTAL ASSETS	28,690,031

LIABILITIES
Payable for investments purchased	149,560
Fund shares repurchased	17,778
Administration fees payable	9,800
Investment advisory fees payable	6,557
Distribution fees payable	5,565
Fund accounting fees payable	5,424
Transfer agent fees payable	3,759
Accrued expenses and other liabilities	9,704
TOTAL LIABILITIES	208,147
NET ASSETS	$ 28,481,884

Net Assets Consist Of:
Paid in capital	$ 28,362,490
Accumulated net investment income	81,969
Accumulated net realized loss from security transactions	(16,930)
Net unrealized appreciation of investments	54,355
NET ASSETS	$ 28,481,884

Shares of beneficial interest	2,847,962
Net asset value and redemption price per share (a)	$ 10.00

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF OPERATIONS
For the Period Ended July 31, 2006 (Unaudited) (a)

INVESTMENT INCOME
Interest	$ 144,620
Dividends	15,875
TOTAL INVESTMENT INCOME	160,495

EXPENSES
Investment advisory fees	52,439
Administrative services fees	13,619
Distribution fees	13,110
Professional fees	12,895
Accounting services fees	7,736
Transfer agent fees	6,448
Registration fees	6,447
Printing and postage expenses	3,223
Custodian fees	2,063
Insurance expense	1,612
Trustees' fees and expenses	773
Other expenses	645
TOTAL EXPENSES	121,010

Fees waived by the Advisor	(42,484)

NET EXPENSES	78,526
NET INVESTMENT INCOME	81,969

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions	(16,930)
Net change in unrealized appreciation (depreciation) of investments	54,355
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	37,425

NET INCREASE IN NET ASSETS FROM OPERATIONS	$ 119,394

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
STATEMENT OF CHANGES IN NET ASSETS

For the
Period Ended
July 31, 2006 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$ 81,969
Net realized loss from security transactions	(16,930)
Net change in unrealized appreciation (depreciation) on investments	54,355
Net increase in net assets resulting from operations	119,394

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,659,116
Net asset value of shares issued in
reinvestment of distributions to shareholders	-
Payments for shares redeemed	(296,626)
Net increase in net assets from shares of beneficial interest	28,362,490

TOTAL INCREASE IN NET ASSETS	28,481,884

NET ASSETS
Beginning of Period	-
End of Period*	$ 28,481,884
* Includes accumulated net investment income of:	$ 81,969

SHARE ACTIVITY
Shares Sold	2,877,837
Shares Reinvested	-
Shares Redeemed	(29,875)
Net increase in shares of beneficial interest outstanding	2,847,962

(a) The Biondo Growth Fund commenced operations May 3, 2006.

See accompanying notes to financial statements.

The Biondo Growth Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Period
	Ended
	July 31, 2006
Investor Class	(Unaudited)(1)
Net asset value,
beginning of period	$ 10.00

Activity from investment operations:
Net investment income	0.04
Net realized and unrealized
loss on investments	(0.04)
Total from investment operations	0.00

Net asset value, end of period	$ 10.00

Total return (2)	0.00%

Net assets, end of period (000s)	$ 28,482

Ratio of gross expenses to average
net assets (3)	2.31%	(4)
Ratio of net expenses to average
net assets	1.50%	(4)
Ratio of net investment income
to average net assets	1.57%	(4)

Portfolio Turnover Rate	1%

(1)	The Biondo Growth Fund commenced operations on May 3, 2006.
(2)	Total returns shown exclude the effect of applicable sales loads/redemption fees.
(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(4) Annualized.

See accompanying notes to financial statements.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS

July 31, 2006 (Unaudited)

1.

ORGANIZATION

The Biondo Growth Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund offers two distinct share classes; the Investor Class and the Shareholder Class.   As of July 31, 2006, no Shareholder Class shares had been sold.   The Fund seeks capital appreciation, which it pursues by investing primarily in equity securities of companies that are believed by the Fund’s investment advisor to have above-average future growth potential relative to their peers.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).   If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith and evaluated as to the reliability of the fair value method used by the Fund’s Board of Trustees (the “Board”) on a quarterly basis, in accordance with procedures approved by the board.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal income tax – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

Options Transactions – The Fund may write call options only if it (i) owns an offsetting position in the underlying security or (ii) has an absolute or immediate right to acquire that security without additional cash consideration or exchange of other securities held in its portfolio.

When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio.  If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

3.

INVESTMENT TRANSACTIONS

For the period ended July 31, 2006, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $17,544,780 and $65,885, respectively.

4.

INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Biondo Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2007, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding front-end or contingent sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50% per annum of the Fund’s average daily net assets for the Investor Class shares.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses attributable to the Investor Class shares are subsequently less than 1.50% of average daily net assets, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 1.50% of average daily net assets. If Fund Operating Expenses attributable to the Investor Class shares subsequently exceed 1.50% per annum of the Fund's average daily net assets, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to the Investor Class shares and 1.00% of the average daily net assets attributable to the Shareholder Class shares and is paid to Aquarius Fund Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Investor Class and Shareholder Class shares.   The Distributor is an affiliate GFS.

The Biondo Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2006 (Unaudited)

Pursuant to a service agreement with the Trust, Fund Compliance Services, LLS (“FCS”), another affiliate of GFS, provides a Chief Compliance Officer to the Trust, including related administrative support.   Under the terms of such agreement, FCS is paid an annual fee of $10,000, payable quarterly, and is reimbursed for out-of-pocket expenses.

The Fund has entered into separate servicing agreements with GFS, whereby GFS will provide administrative, fund accounting and transfer agent services to the Fund.      GFS has its principal office at 450 Wireless Boulevard, Hauppauge, New York 11788. GFS’ compensation for providing such services and necessary personnel is:

Administration.  The Fund pays GFS a basis point fee* in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly as follows:

-

10 basis points or 0.10% per annum on the first $100 million in net assets

-

8 basis points or 0.08% per annum on the next $150 million in net assets

-

6 basis points or 0.06% per annum on net assets greater than $250 million

* The Fund is subject to a certain annual minimum fee.

Fund Accounting.  Total charges for Fund Accounting services include fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month.  The Fund pays GFS a base annual fee of $24,000 [$6,000 for each additional class] plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

-

2 basis points or 0.02% on net assets of $25 million to $100 million

-

1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent.  For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

- The greater of the annual minimum or per account charges.   The annual minimum is $15,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

1.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares, including exchanging their shares for shares of another fund, after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended July 31, 2006, the Fund assessed $4,117 in redemption fees.

The Biondo Growth Fund

EXPENSE EXAMPLES

July 31, 2006 (Unaudited)

As a shareholder of the Biondo Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, contingent deferred sales charges (CDSCs) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Biondo Growth Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 3, 2006 (commencement of operations) through July 31, 2006.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Biondo Growth Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Investor Class	Beginning Account Value 5/1/06	Ending Account Value 7/31/06	Expenses Paid During Period 5/3/06 – 7/31/06	Expense Ratio During Period **
Actual	$1,000.00	$1,000.00	$3.62*	1.50%

	Beginning Account Value 2/1/06	Ending Account Value 7/31/06	Expenses Paid During Period 2/1/06 – 7/31/06	Expense Ratio During Period **
Hypothetical*** (5% return before expenses)	$1,000.00	$1,017.36	$7.50****	1.50%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (88) divided by the number of days in the fiscal year (365).

**Annualized.

*** The hypothetical example assumes that the Fund was in operation for the full six months ended 7/31/06.

**** Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-800-672-9152 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-672-9152.

INVESTMENT ADVISOR

Biondo Investment Advisors, LLC

544 Routes 6 & 209, PO Box 909

Milford, Pennsylvania 18337

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/6/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

10/6/06

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/6/06